KANSAS MUNICIPAL FUND
KANSAS MUNICIPAL FUND—FUND SUMMARY
Investment Objectives
The Fund seeks to provide its shareholders with as high a level of current income that is exempt from both federal income tax and Kansas income tax as is consistent with preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to purchases of shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "Distribution Arrangements—Sales Loads and Rule 12b-1 Fees" on page 47 of the Fund's prospectus and "Purchase, Redemption, and Pricing of Shares" on page B-37 of the Fund's statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	KANSAS MUNICIPAL FUND
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds for purchases of $1 million or more)	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		KANSAS MUNICIPAL FUND
Management Fees		0.50%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.44%
Total Annual Fund Operating Expenses		1.19%
Fee Waivers and Expense Reimbursements	[2]	(0.04%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.15%
[1]	Restated to reflect current expenses.
[2]	The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses from November 30, 2011 through November 29, 2012 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary or non-recurring expenses, and acquired fund fees and expenses) do not exceed 1.15% of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2012 with the approval of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
KANSAS MUNICIPAL FUND	538	789	1,066	1,890

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8.31% of the average value of its portfolio.
Principal Investment Strategies

The Fund purchases Kansas municipal bonds that, at the time of purchase, are either rated investment grade (BBB- or higher) by at least one independent ratings agency, or, if non-rated, have been judged by the Fund's investment adviser to be of comparable quality. The Fund is non-diversified and may invest more of its assets in a single issuer than a diversified mutual fund. The expected average dollar weighted maturity of the Fund's portfolio is between 10 and 25 years.

To pursue its objective, the Fund normally invests at least 80% of its assets (including any borrowings for investment purposes) in municipal securities that pay interest free from federal income taxes and Kansas personal income taxes (excluding alternative minimum tax ("AMT")). The Fund may invest up to 100% of its assets in municipal securities that pay interest subject to the AMT. Municipal securities generally include debt obligations issued by the state of Kansas and its political subdivisions, municipalities, agencies and authorities, and debt obligations issued by U.S. territories and possessions.

State and local governments, their agencies and authorities issue municipal securities to borrow money for various public and private projects. Municipal securities pay a fixed, floating, or variable rate of interest and require the amount borrowed (principal) to be repaid at maturity.

The Fund may invest up to 15% of its total assets in U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands, and Guam), the interest on which is exempt from federal income taxes.

The Fund's investment adviser uses a value-oriented strategy and looks for higher-yielding municipal bonds that offer the potential for above-average return. To assess a bond's investment potential, the Fund's investment adviser considers the bond's yield, price, credit quality, and future prospects. The Fund's investment adviser will consider selling a municipal bond with deteriorating credit or limited upside potential compared to other available bonds.

Principal Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

General risk. There is no assurance that the Fund will meet its investment objective. The Fund’s share price, and the value of your investment, may change. When the value of the Fund’s investments goes down, so does its share price. Since the value of the Fund’s shares can go up or down, it is possible to lose money by investing in the Fund.

Non-diversification risk. Because the Fund is non-diversified, it may invest a relatively high percentage of its assets in a limited number of issuers; therefore its investment return is more likely to be impacted by changes in the market value and returns of any one issuer.

Municipal volatility risk. The municipal market can be significantly affected by a number of factors, including adverse tax, legislative or political changes, changes in interest rates, general economic and market conditions, and the financial condition of the issuers of municipal securities.

Single state risk. Because the Fund invests primarily in Kansas bonds, it is particularly susceptible to any economic, political, or regulatory developments affecting a particular issuer or issuers of Kansas bonds in which it invests. Investing primarily in a single state makes the Fund more sensitive to risks specific to the state. Investing a significant portion of its assets in the municipal securities of U.S. territories and possessions also makes the Fund more sensitive to risks specific to such U.S. territories and possessions.

Interest rate risk. When interest rates rise, debt security prices fall. When interest rates fall, debt security prices go up. Generally, interest rates rise during times of inflation or a growing economy, and fall during an economic slowdown or recession.

Income risk. The income from the Fund’s portfolio may decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market rates that are below the portfolio’s current earnings rate.

Maturity risk. Generally, longer-term securities are more susceptible to changes in value as a result of interest-rate changes than are shorter-term securities.

Credit risk. Credit risk is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer’s financial strength or in a security’s credit rating may affect its value. Securities supported by insurance or other credit enhancements have the credit risk of the entity providing the insurance or other credit support. Changes in the credit quality of the insurer or other credit provider could affect the value of the security and the Fund’s share price. Not all securities are rated. In the event that rating agencies assign different ratings to the same security, the Fund’s investment adviser may rely on the higher rating. Credit risks associated with certain particular classifications of municipal securities include:

General Obligation Bonds—Timely payments depend on the issuer’s credit quality, ability to raise tax revenues, and ability to maintain an adequate tax base.

Revenue Bonds—Payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds—Municipalities and other public authorities issue private activity bonds to finance development of facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment.

Municipal insurance risk. The Fund’s investments may include investments in insured municipal securities. Municipal security insurance does not guarantee the value of either individual municipal securities or of shares of the Fund. In addition, a municipal security insurance policy generally will not cover: (i) repayment of a municipal security before maturity (redemption), (ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond or (iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal security issue whereby part of the municipal security issue may be retired before maturity. Adverse developments in the bond insurance industry may negatively affect the value of the Fund’s insured municipal securities (if any) and the Fund. Because a significant portion of the municipal securities issued and outstanding are insured by a small number of insurance companies, an event involving one or more of these insurance companies could have a significant adverse effect on the value of the securities insured by that insurance company and on the municipal markets as a whole. The value of a municipal security may be affected by the credit standing of its insurer. If the credit quality of an insurer is downgraded, the rating on a municipal security insured by such insurer may also be downgraded. This may, in turn, sharply reduce and in some cases eliminate the value provided by insurance. Moreover, having multiple securities insured by the same insurer will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such insurer.

Call risk. Call risk is the likelihood that a security will be prepaid (or "called") before maturity. An issuer is more likely to call its bonds when interest rates are falling, because the issuer can issue new bonds with lower interest payments. If a bond is called, the Fund may have to replace it with a lower-yielding security.

Extension risk. Extension risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

Portfolio strategy risk. The investment adviser’s skill in choosing appropriate investments for the Fund will determine in part the Fund’s ability to achieve its investment objective.

Inflation risk. There is a possibility that the rising prices of goods and services may have the effect of offsetting the Fund’s real return. This is likely to have a greater impact on the returns of bond funds and money market funds, which historically have had more modest returns in comparison to equity funds. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Tax risk. Income from municipal securities held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. In addition, a portion of the Fund’s otherwise exempt-interest dividends may be taxable to those shareholders subject to the AMT.

Municipal sector risk. The Fund may invest more than 25% of its total assets in municipal securities that finance, or pay interest from the revenues of, similar projects that tend to be impacted the same or similar ways by economic, business or political developments, which would increase credit risk. For example, legislation on the financing of a project or a declining economic need for the project would likely affect all similar projects.

Risks of health care revenue bonds. The Fund may invest in health care revenue bonds. The health care sector is subject to regulatory action by a number of private and governmental agencies, including federal, state, and local governmental agencies. A major source of revenues for the health care sector is payments from the Medicare and Medicaid programs. As a result, the sector is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the sector, such as general economic conditions; demand for services; expenses (including malpractice insurance premiums); and competition among health care providers.

Risks of electric utility revenue bonds. The Fund may invest in electric utility revenue bonds. Risks associated with electric utility revenue bonds include: (a) the availability and costs of fuel; (b) the availability and costs of capital; (c) the effects of conservation on energy demand; (d) the effects of rapidly changing environmental, safety, and licensing requirements, and other federal, state and local regulations; (e) timely and sufficient rate increases; and (f) opposition to nuclear power.

Risks of gas utility revenue bonds. The Fund may invest in gas utility revenue bonds. Gas utilities are subject to the risks of supply conditions and increased competition from other providers of utility services. In addition, gas utilities are affected by gas prices, which may be magnified to the extent that a gas company enters into long-term contracts for the purchase or sale of gas at fixed prices, since such prices may change significantly and to the disadvantage of the gas utility in the open market. Gas utilities are particularly susceptible to supply and demand imbalances due to unpredictable climate conditions and other factors and are subject to regulatory risks as well.

Risks of water and sewer revenue bonds. The Fund may invest in water and sewer revenue bonds. Issuers of water and sewer bonds face public resistance to rate increases, costly environmental litigation and Federal environmental mandates. In addition, the lack of water supply due to insufficient rain, run-off, or snow pack may be a concern.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the Fund. The bar chart below shows the variability of the Fund's performance from year to year. The table below shows the Fund's average annual returns for 1, 5 and 10 years, and since inception, and how they compare over the time periods indicated with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.integrityvikingfunds.com or by calling 800-276-1262.

The bar chart and highest/lowest quarterly returns below do not reflect the Fund's sales charges, and if these charges were reflected, the returns would be less than those shown.

Annual Total Returns (as of 12/31 each year)	[1]
[1]	The year-to-date return on net asset value as of September 30, 2011 was 7.83%.

During the ten-year period shown in the bar chart, the highest return for a quarter was 5.10% (quarter ended September 30, 2009), and the lowest return for a quarter was -3.97% (quarter ended December 31, 2010).
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns KANSAS MUNICIPAL FUND	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Inception Date
Return Before Taxes	Return Before Taxes		(3.82%)	2.25%	2.10%	4.07%	Nov. 15, 1990
Return After Taxes on Distributions	Return After Taxes on Distributions		(3.82%)	2.25%	2.10%	4.04%	Nov. 15, 1990
Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares		(2.72%)	2.46%	2.35%	4.15%	Nov. 15, 1990
Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index	(reflects no deduction for fees, expenses, or taxes)	2.37%	4.09%	4.84%	6.10%	Nov. 15, 1990

KANSAS INSURED INTERMEDIATE FUND
KANSAS INSURED INTERMEDIATE FUND—FUND SUMMARY
Investment Objectives
The Fund seeks to provide its shareholders with as high a level of current income that is exempt from both federal income tax and Kansas income tax as is consistent with preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to purchases of shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "Distribution Arrangements—Sales Loads and Rule 12b-1 Fees" on page 47 of the Fund's prospectus and "Purchase, Redemption, and Pricing of Shares" on page B-37 of the Fund's statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	KANSAS INSURED INTERMEDIATE FUND
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.75%
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		KANSAS INSURED INTERMEDIATE FUND
Management Fees		0.50%
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	0.54%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[2]	1.05%
Fee Waivers and Expense Reimbursements	[3]	(0.29%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		0.76%
[1]	Restated to reflect current expenses.
[2]	The Total Annual Fund Operating Expenses may not correlate with the ratio of expenses to average net assets in the Fund's financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[3]	The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses from November 30, 2011 through November 29, 2012 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary or non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.75% of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2012 with the approval of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
KANSAS INSURED INTERMEDIATE FUND	351	576	824	1,563

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24.84% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 95% of its total assets in municipal securities that are either (a) covered by insurance guaranteeing the timely payment of principal and interest on these securities ("Insured Securities") or (b) are backed by an escrow or trust account that contains sufficient U.S. Government or U.S. Government agency securities to ensure timely payment of principal and interest ("Escrowed/Trust Securities"). The Fund may only invest at the time of purchase up to 15% of its total assets in Escrowed/Trust Securities; it will, therefore, under normal market conditions, invest at the time of purchase at least 80% of its total assets in Insured Securities. The Insured Securities in which the Fund invests will be rated investment grade (BBB- or higher) by at least one independent ratings agency at the time of purchase (based on the higher of the rating of the insurer or the underlying security). The Fund is non-diversified and may invest more of its assets in a single issuer than a diversified mutual fund. The expected average dollar weighted maturity of the Fund's portfolio is between 3 and 10 years.

To pursue its objective, the Fund normally invests at least 95% of its total assets (including any borrowings for investment purposes) in municipal securities that pay interest free from federal income taxes and Kansas personal income taxes (excluding alternative minimum tax ("AMT")). The Fund may invest up to 100% of its assets in municipal securities that pay interest subject to the AMT. Municipal securities generally include debt obligations issued by the state of Kansas and its political subdivisions, municipalities, agencies and authorities, and debt obligations issued by U.S. territories and possessions.

State and local governments, their agencies and authorities issue municipal securities to borrow money for various public and private projects. Municipal securities pay a fixed, floating, or variable rate of interest and require the amount borrowed (principal) to be repaid at maturity.

The Fund may invest up to 15% of its total assets in U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands, and Guam), the interest on which is exempt from federal income taxes.

The Fund's investment adviser uses a value-oriented strategy and looks for higher-yielding municipal bonds that offer the potential for above-average return. To assess a bond's investment potential, the Fund's investment adviser considers the bond's yield, price, credit quality, and future prospects. The Fund's investment adviser will consider selling a municipal bond with deteriorating credit or limited upside potential compared to other available bonds.

Principal Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

General risk. There is no assurance that the Fund will meet its investment objective. The Fund's share price, and the value of your investment, may change. When the value of the Fund's investments goes down, so does its share price. Since the value of the Fund's shares can go up or down, it is possible to lose money by investing in the Fund.

Non-diversification risk. Because the Fund is non-diversified, it may invest a relatively high percentage of its assets in a limited number of issuers; therefore its investment return is more likely to be impacted by changes in the market value and returns of any one issuer.

Municipal volatility risk. The municipal market can be significantly affected by a number of factors, including adverse tax, legislative or political changes, changes in interest rates, general economic and market conditions, and the financial condition of the issuers of municipal securities.

Single state risk. Because the Fund invests primarily in Kansas bonds, it is particularly susceptible to any economic, political, or regulatory developments affecting a particular issuer or issuers of Kansas bonds in which it invests. Investing primarily in a single state makes the Fund more sensitive to risks specific to the state. Investing a significant portion of its assets in the municipal securities of U.S. territories and possessions also makes the Fund more sensitive to risks specific to such U.S. territories and possessions.

Interest rate risk. When interest rates rise, debt security prices fall. When interest rates fall, debt security prices go up. Generally, interest rates rise during times of inflation or a growing economy, and fall during an economic slowdown or recession.

Income risk. The income from the Fund's portfolio may decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market rates that are below the portfolio's current earnings rate.

Maturity risk. Generally, longer-term securities are more susceptible to changes in value as a result of interest-rate changes than are shorter-term securities.

Issuer credit risk. Issuer credit risk is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect its value. Credit risks associated with certain particular classifications of municipal securities and their issuers include:

General Obligation Bonds—Timely payments depend on the issuer's credit quality, ability to raise tax revenues, and ability to maintain an adequate tax base.

Revenue Bonds—Payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds—Municipalities and other public authorities issue private activity bonds to finance development of facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment.

Municipal insurance risk. Municipal security insurance does not guarantee the value of either individual municipal securities or of shares of the Fund. In addition, a municipal security insurance policy generally will not cover: (i) repayment of a municipal security before maturity (redemption), (ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond or (iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal security issue whereby part of the municipal security issue may be retired before maturity. Adverse developments in the bond insurance industry may negatively affect the value of the Fund's municipal securities and the Fund. Because a significant portion of the municipal securities issued and outstanding are insured by a small number of insurance companies, an event involving one or more of these insurance companies could have a significant adverse effect on the value of the securities insured by that insurance company and on the municipal markets as a whole. The value of a municipal security may be affected by the credit standing of its insurer. If the credit quality of an insurer is downgraded, the rating on a municipal security insured by such insurer may also be downgraded. This may, in turn, sharply reduce and in some cases eliminate the value provided by insurance. Moreover, having multiple securities insured by the same insurer will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such insurer.

Call risk. Call risk is the likelihood that a security will be prepaid (or "called") before maturity. An issuer is more likely to call its bonds when interest rates are falling, because the issuer can issue new bonds with lower interest payments. If a bond is called, the Fund may have to replace it with a lower-yielding security.

Extension risk. Extension risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

Portfolio strategy risk. The investment adviser's skill in choosing appropriate investments for the Fund will determine in part the Fund's ability to achieve its investment objective.

Inflation risk. There is a possibility that the rising prices of goods and services may have the effect of offsetting the Fund's real return. This is likely to have a greater impact on the returns of bond funds and money market funds, which historically have had more modest returns in comparison to equity funds. As inflation increases, the value of the Fund's assets can decline as can the value of the Fund's distributions.

Tax risk. Income from municipal securities held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. In addition, a portion of the Fund's otherwise exempt-interest dividends may be taxable to those shareholders subject to the AMT.

Municipal sector risk. The Fund may invest more than 25% of its total assets in municipal securities that finance, or pay interest from the revenues of, similar projects that tend to be impacted the same or similar ways by economic, business or political developments, which would increase credit risk. For example, legislation on the financing of a project or a declining economic need for the project would likely affect all similar projects.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the Fund. The bar chart below shows the variability of the Fund's performance from year to year. The table below shows the Fund's average annual returns for 1, 5 and 10 years, and since inception, and how they compare over the time periods indicated with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.integrityvikingfunds.com or by calling 800-276-1262.

The bar chart and highest/lowest quarterly returns below do not reflect the Fund's sales charges, and if these charges were reflected, the returns would be less than those shown.

Annual Total Returns (as of 12/31 each year)	[2]
[1]	The year-to-date return on net asset value as of September 30, 2011 was 6.80%.

During the ten-year period shown in the bar chart, the highest return for a quarter was 3.92% (quarter ended September 30, 2009), and the lowest return for a quarter was -3.23% (quarter ended December 31, 2010).
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns KANSAS INSURED INTERMEDIATE FUND	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Inception Date
Return Before Taxes	Return Before Taxes		(1.57%)	3.34%	2.76%	3.70%	Nov. 23, 1992
Return After Taxes on Distributions	Return After Taxes on Distributions		(1.57%)	3.34%	2.76%	3.69%	Nov. 23, 1992
Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares		(0.85%)	3.40%	2.89%	3.76%	Nov. 23, 1992
Barclays Capital Municipal 7-Year Bond Index	Barclays Capital Municipal 7-Year Bond Index	(reflects no deduction for fees, expenses, or taxes)	4.64%	5.17%	5.09%	5.51%	Nov. 23, 1992

MAINE MUNICIPAL FUND
MAINE MUNICIPAL FUND—FUND SUMMARY
Investment Objectives
The Fund seeks a high level of current income exempt from both federal income tax and Maine state income tax (other than the alternative minimum tax ("AMT")) without assuming undue risk.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to purchases of shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "Distribution Arrangements—Sales Loads and Rule 12b-1 Fees" on page 47 of the Fund's prospectus and "Purchase, Redemption, and Pricing of Shares" on page B-37 of the Fund's statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	MAINE MUNICIPAL FUND
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds for purchases of $1 million or more)	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		MAINE MUNICIPAL FUND
Management Fees		0.50%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.55%
Total Annual Fund Operating Expenses		1.30%
Fee Waivers and Expense Reimbursements	[2]	(0.15%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.15%
[1]	Restated to reflect current expenses.
[2]	The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses from November 30, 2011 through November 29, 2012 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary or non-recurring expenses, and acquired fund fees and expenses) do not exceed 1.15% of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2012 with the approval of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
MAINE MUNICIPAL FUND	538	812	1,115	2,015

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8.00% of the average value of its portfolio.
Principal Investment Strategies

The Fund purchases Maine municipal bonds that, at the time of purchase, are either rated investment grade (BBB- or higher) by at least one independent ratings agency or, if non-rated, have been judged by the Fund's investment adviser to be of comparable quality. The Fund is non-diversified and may invest more of its assets in a single issuer than a diversified mutual fund. The expected average dollar weighted maturity of the Fund's portfolio is between 5 and 20 years.

To pursue its objective, the Fund normally invests at least 80% of its assets (including any borrowings for investment purposes) in municipal securities that pay interest free from federal income taxes and Maine personal income taxes (excluding AMT). The Fund may invest up to 100% of its assets in municipal securities that pay interest subject to the AMT. Municipal securities generally include debt obligations issued by the state of Maine and its political subdivisions, municipalities, agencies and authorities, and debt obligations issued by U.S. territories and possessions.

State and local governments, their agencies and authorities issue municipal securities to borrow money for various public and private projects. Municipal securities pay a fixed, floating, or variable rate of interest and require the amount borrowed (principal) to be repaid at maturity.

The Fund may invest up to 30% of its total assets in U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands, and Guam), the interest on which is exempt from federal income taxes.

The Fund's investment adviser uses a value-oriented strategy and looks for higher-yielding municipal bonds that offer the potential for above-average return. To assess a bond's investment potential, the Fund's investment adviser considers the bond's yield, price, credit quality, and future prospects. The Fund's investment adviser will consider selling a municipal bond with deteriorating credit or limited upside potential compared to other available bonds.

Principal Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

General risk. There is no assurance that the Fund will meet its investment objective. The Fund’s share price, and the value of your investment, may change. When the value of the Fund’s investments goes down, so does its share price. Since the value of the Fund’s shares can go up or down, it is possible to lose money by investing in the Fund.

Non-diversification risk. Because the Fund is non-diversified, it may invest a relatively high percentage of its assets in a limited number of issuers; therefore its investment return is more likely to be impacted by changes in the market value and returns of any one issuer.

Municipal volatility risk. The municipal market can be significantly affected by a number of factors, including adverse tax, legislative or political changes, changes in interest rates, general economic and market conditions, and the financial condition of the issuers of municipal securities.

Single state risk. Because the Fund invests primarily in Maine bonds, it is particularly susceptible to any economic, political, or regulatory developments affecting a particular issuer or issuers of Maine bonds in which it invests. Investing primarily in a single state makes the Fund more sensitive to risks specific to the state. Investing a significant portion of its assets in the municipal securities of U.S. territories and possessions also makes the Fund more sensitive to risks specific to such U.S. territories and possessions.

Interest rate risk. When interest rates rise, debt security prices fall. When interest rates fall, debt security prices go up. Generally, interest rates rise during times of inflation or a growing economy, and fall during an economic slowdown or recession.

Income risk. The income from the Fund’s portfolio may decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market rates that are below the portfolio’s current earnings rate.

Maturity risk. Generally, longer-term securities are more susceptible to changes in value as a result of interest-rate changes than are shorter-term securities.

Credit risk. Credit risk is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer’s financial strength or in a security’s credit rating may affect its value. Securities supported by insurance or other credit enhancements have the credit risk of the entity providing the insurance or other credit support. Changes in the credit quality of the insurer or other credit provider could affect the value of the security and the Fund’s share price. Not all securities are rated. In the event that rating agencies assign different ratings to the same security, the Fund’s investment adviser may rely on the higher rating. Credit risks associated with certain particular classifications of municipal securities include:

General Obligation Bonds—Timely payments depend on the issuer’s credit quality, ability to raise tax revenues, and ability to maintain an adequate tax base.

Revenue Bonds—Payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds—Municipalities and other public authorities issue private activity bonds to finance development of facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment.

Municipal insurance risk. The Fund’s investments may include investments in insured municipal securities. Municipal security insurance does not guarantee the value of either individual municipal securities or of shares of the Fund. In addition, a municipal security insurance policy generally will not cover: (i) repayment of a municipal security before maturity (redemption), (ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond or (iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal security issue whereby part of the municipal security issue may be retired before maturity. Adverse developments in the bond insurance industry may negatively affect the value of the Fund’s insured municipal securities (if any) and the Fund. Because a significant portion of the municipal securities issued and outstanding are insured by a small number of insurance companies, an event involving one or more of these insurance companies could have a significant adverse effect on the value of the securities insured by that insurance company and on the municipal markets as a whole. The value of a municipal security may be affected by the credit standing of its insurer. If the credit quality of an insurer is downgraded, the rating on a municipal security insured by such insurer may also be downgraded. This may, in turn, sharply reduce and in some cases eliminate the value provided by insurance. Moreover, having multiple securities insured by the same insurer will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such insurer.

Call risk. Call risk is the likelihood that a security will be prepaid (or "called") before maturity. An issuer is more likely to call its bonds when interest rates are falling, because the issuer can issue new bonds with lower interest payments. If a bond is called, the Fund may have to replace it with a lower-yielding security.

Extension risk. Extension risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

Portfolio strategy risk. The investment adviser’s skill in choosing appropriate investments for the Fund will determine in part the Fund’s ability to achieve its investment objective.

Inflation risk. There is a possibility that the rising prices of goods and services may have the effect of offsetting the Fund’s real return. This is likely to have a greater impact on the returns of bond funds and money market funds, which historically have had more modest returns in comparison to equity funds. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Tax risk. Income from municipal securities held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. In addition, a portion of the Fund’s otherwise exempt-interest dividends may be taxable to those shareholders subject to the AMT.

Municipal sector risk. The Fund may invest more than 25% of its total assets in municipal securities that finance, or pay interest from the revenues of, similar projects that tend to be impacted the same or similar ways by economic, business or political developments, which would increase credit risk. For example, legislation on the financing of a project or a declining economic need for the project would likely affect all similar projects.

Risks of transportation revenue bonds. The Fund may invest in transportation revenue bonds. Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the general stability of the airline industry and on the stability of a specific carrier who uses the airport as a hub. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs and availability also affect other transportation-related securities, as does the presence of alternate forms of transportation, such as public transportation.

Risks of health care revenue bonds. The Fund may invest in health care revenue bonds. The health care sector is subject to regulatory action by a number of private and governmental agencies, including federal, state, and local governmental agencies. A major source of revenues for the health care sector is payments from the Medicare and Medicaid programs. As a result, the sector is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the sector, such as general economic conditions; demand for services; expenses (including malpractice insurance premiums); and competition among health care providers.

Risks of educational revenue bonds. The Fund may invest in educational revenue bonds. These include municipal securities that are obligations of issuers which are, or which govern the operation of, schools, colleges and universities and whose revenues are derived mainly from ad valorem taxes, or for higher education systems, from tuition, dormitory revenues, grants and endowments. Litigation or legislation pertaining to ad valorem taxes may affect sources of funds available for the payment of school bonds. College and university obligations may be affected by the possible inability to raise tuitions and fees sufficiently to cover increased operating costs, the uncertainty of continued receipt of Federal grants and state funding and new government or legislation or regulations which may adversely affect the revenues or costs of such issuers. In addition, student loan revenue bonds, which are generally offered by state (or substate) authorities or commissions and backed by pools of student loans, may be affected by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, student repayment deferral periods of forbearance, potential changes in federal legislation, and state guarantee agency reimbursement.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the Fund. The bar chart below shows the variability of the Fund's performance from year to year. The table below shows the Fund's average annual returns for 1, 5 and 10 years, and since inception, and how they compare over the time periods indicated with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.integrityvikingfunds.com or by calling 800-276-1262.

The bar chart and highest/lowest quarterly returns below do not reflect the Fund's sales charges, and if these charges were reflected, the returns would be less than those shown.

Annual Total Returns (as of 12/31 each year)	[3]
[1]	The year-to-date return on net asset value as of September 30, 2011 was 8.37%.

During the ten-year period shown in the bar chart, the highest return for a quarter was 4.22% (quarter ended September 30, 2009), and the lowest return for a quarter was -4.95% (quarter ended December 31, 2010).
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns MAINE MUNICIPAL FUND	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Inception Date
Return Before Taxes	Return Before Taxes		(4.56%)	2.64%	2.74%	4.34%	Dec. 05, 1991
Return After Taxes on Distributions	Return After Taxes on Distributions		(4.56%)	2.64%	2.68%	4.30%	Dec. 05, 1991
Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares		(3.38%)	2.75%	2.82%	4.32%	Dec. 05, 1991
Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index	(reflects no deduction for fees, expenses, or taxes)	2.37%	4.09%	4.84%	5.85%	Dec. 05, 1991

NEBRASKA MUNICIPAL FUND
NEBRASKA MUNICIPAL FUND—FUND SUMMARY
Investment Objectives
The Fund seeks to provide its shareholders with as high a level of current income exempt from both federal income tax and Nebraska income tax as is consistent with preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to purchases of shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "Distribution Arrangements—Sales Loads and Rule 12b-1 Fees" on page 47 of the Fund's prospectus and "Purchase, Redemption, and Pricing of Shares" on page B-37 of the Fund's statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	NEBRASKA MUNICIPAL FUND
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds for purchases of $1 million or more)	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		NEBRASKA MUNICIPAL FUND
Management Fees		0.50%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.47%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[2]	1.23%
Fee Waivers and Expense Reimbursements	[3]	(0.07%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.16%
[1]	Restated to reflect current expenses.
[2]	The Total Annual Fund Operating Expenses may not correlate with the ratio of expenses to average net assets in the Fund's financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[3]	The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses from November 30, 2011 through November 29, 2012 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary or non-recurring expenses, and acquired fund fees and expenses) do not exceed 1.15% of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2012 with the approval of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
NEBRASKA MUNICIPAL FUND	539	799	1,085	1,936

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11.01% of the average value of its portfolio.
Principal Investment Strategies

The Fund purchases Nebraska municipal bonds that, at the time of purchase, are either rated investment grade (BBB- or higher) by at least one independent ratings agency or, if non-rated, have been judged by the Fund's investment adviser to be of comparable quality. The Fund is non-diversified and may invest more of its assets in a single issuer than a diversified mutual fund. The expected average dollar weighted maturity of the Fund's portfolio is between 10 and 25 years.

To pursue its objective, the Fund normally invests at least 80% of its assets (including any borrowings for investment purposes) in municipal securities that pay interest free from federal income taxes and Nebraska personal income taxes (excluding alternative minimum tax ("AMT")). The Fund may invest up to 100% of its assets in municipal securities that pay interest subject to the AMT. Municipal securities generally include debt obligations issued by the state of Nebraska and its political subdivisions, municipalities, agencies and authorities, and debt obligations issued by U.S. territories and possessions.

State and local governments, their agencies and authorities issue municipal securities to borrow money for various public and private projects. Municipal securities pay a fixed, floating, or variable rate of interest and require that the amount borrowed (principal) be repaid at maturity.

The Fund may invest up to 15% of its total assets in U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands, and Guam), the interest on which is exempt from federal income taxes.

The Fund's investment adviser uses a value-oriented strategy and looks for higher-yielding municipal bonds that offer the potential for above-average return. To assess a bond's investment potential, the Fund's investment adviser considers the bond's yield, price, credit quality, and future prospects. The Fund's investment adviser will consider selling a municipal bond with deteriorating credit or limited upside potential compared to other available bonds.

Principal Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

General risk. There is no assurance that the Fund will meet its investment objective. The Fund's share price, and the value of your investment, may change. When the value of the Fund's investments goes down, so does its share price. Since the value of the Fund's shares can go up or down, it is possible to lose money by investing in the Fund.

Non-diversification risk. Because the Fund is non-diversified, it may invest a relatively high percentage of its assets in a limited number of issuers; therefore its investment return is more likely to be impacted by changes in the market value and returns of any one issuer.

Municipal volatility risk. The municipal market can be significantly affected by a number of factors, including adverse tax, legislative or political changes, changes in interest rates, general economic and market conditions, and the financial condition of the issuers of municipal securities.

Single state risk. Because the Fund invests primarily in Nebraska bonds, it is particularly susceptible to any economic, political, or regulatory developments affecting a particular issuer or issuers of Nebraska bonds in which it invests. Investing primarily in a single state makes the Fund more sensitive to risks specific to the state. Investing a significant portion of its assets in the municipal securities of U.S. territories and possessions also makes the Fund more sensitive to risks specific to such U.S. territories and possessions.

Interest rate risk. When interest rates rise, debt security prices fall. When interest rates fall, debt security prices go up. Generally, interest rates rise during times of inflation or a growing economy, and fall during an economic slowdown or recession.

Income risk. The income from the Fund's portfolio may decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market rates that are below the portfolio's current earnings rate.

Maturity risk. Generally, longer-term securities are more susceptible to changes in value as a result of interest-rate changes than are shorter-term securities.

Credit risk. Credit risk is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect its value. Securities supported by insurance or other credit enhancements have the credit risk of the entity providing the insurance or other credit support. Changes in the credit quality of the insurer or other credit provider could affect the value of the security and the Fund's share price. Not all securities are rated. In the event that rating agencies assign different ratings to the same security, the Fund's investment adviser may rely on the higher rating. Credit risks associated with certain particular classifications of municipal securities include:

General Obligation Bonds—Timely payments depend on the issuer's credit quality, ability to raise tax revenues, and ability to maintain an adequate tax base.

Revenue Bonds—Payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds—Municipalities and other public authorities issue private activity bonds to finance development of facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment.

Municipal insurance risk. The Fund's investments may include investments in insured municipal securities. Municipal security insurance does not guarantee the value of either individual municipal securities or of shares of the Fund. In addition, a municipal security insurance policy generally will not cover: (i) repayment of a municipal security before maturity (redemption), (ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond or (iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal security issue whereby part of the municipal security issue may be retired before maturity. Adverse developments in the bond insurance industry may negatively affect the value of the Fund's insured municipal securities (if any) and the Fund. Because a significant portion of the municipal securities issued and outstanding are insured by a small number of insurance companies, an event involving one or more of these insurance companies could have a significant adverse effect on the value of the securities insured by that insurance company and on the municipal markets as a whole. The value of a municipal security may be affected by the credit standing of its insurer. If the credit quality of an insurer is downgraded, the rating on a municipal security insured by such insurer may also be downgraded. This may, in turn, sharply reduce and in some cases eliminate the value provided by insurance. Moreover, having multiple securities insured by the same insurer will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such insurer.

Call risk. Call risk is the likelihood that a security will be prepaid (or "called") before maturity. An issuer is more likely to call its bonds when interest rates are falling, because the issuer can issue new bonds with lower interest payments. If a bond is called, the Fund may have to replace it with a lower-yielding security.

Extension risk. Extension risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

Portfolio strategy risk. The investment adviser's skill in choosing appropriate investments for the Fund will determine in part the Fund's ability to achieve its investment objective.

Inflation risk. There is a possibility that the rising prices of goods and services may have the effect of offsetting the Fund's real return. This is likely to have a greater impact on the returns of bond funds and money market funds, which historically have had more modest returns in comparison to equity funds. As inflation increases, the value of the Fund's assets can decline as can the value of the Fund's distributions.

Tax risk. Income from municipal securities held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. In addition, a portion of the Fund's otherwise exempt-interest dividends may be taxable to those shareholders subject to the AMT.

Municipal sector risk. The Fund may invest more than 25% of its total assets in municipal securities that finance, or pay interest from the revenues of, similar projects that tend to be impacted the same or similar ways by economic, business or political developments, which would increase credit risk. For example, legislation on the financing of a project or a declining economic need for the project would likely affect all similar projects.

Risks of educational revenue bonds. The Fund may invest in educational revenue bonds. These include municipal securities that are obligations of issuers which are, or which govern the operation of, schools, colleges and universities and whose revenues are derived mainly from ad valorem taxes, or for higher education systems, from tuition, dormitory revenues, grants and endowments. Litigation or legislation pertaining to ad valorem taxes may affect sources of funds available for the payment of school bonds. College and university obligations may be affected by the possible inability to raise tuitions and fees sufficiently to cover increased operating costs, the uncertainty of continued receipt of Federal grants and state funding and new government or legislation or regulations which may adversely affect the revenues or costs of such issuers. In addition, student loan revenue bonds, which are generally offered by state (or substate) authorities or commissions and backed by pools of student loans, may be affected by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, student repayment deferral periods of forbearance, potential changes in federal legislation, and state guarantee agency reimbursement.

Risks of electric utility revenue bonds. The Fund may invest in electric utility revenue bonds. Risks associated with electric utility revenue bonds include: (a) the availability and costs of fuel; (b) the availability and costs of capital; (c) the effects of conservation on energy demand; (d) the effects of rapidly changing environmental, safety, and licensing requirements, and other federal, state and local regulations; (e) timely and sufficient rate increases; and (f) opposition to nuclear power.

Risks of water and sewer revenue bonds. The Fund may invest in water and sewer revenue bonds. Issuers of water and sewer bonds face public resistance to rate increases, costly environmental litigation and Federal environmental mandates. In addition, the lack of water supply due to insufficient rain, run-off, or snow pack may be a concern.

Risks of health care revenue bonds. The Fund may invest in health care revenue bonds. The health care sector is subject to regulatory action by a number of private and governmental agencies, including federal, state, and local governmental agencies. A major source of revenues for the health care sector is payments from the Medicare and Medicaid programs. As a result, the sector is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the sector, such as general economic conditions; demand for services; expenses (including malpractice insurance premiums); and competition among health care providers.

Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the Fund. The bar chart below shows the variability of the Fund's performance from year to year. The table below shows the Fund's average annual returns for 1, 5 and 10 years, and since inception, and how they compare over the time periods indicated with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.integrityvikingfunds.com or by calling 800-276-1262.

The bar chart and highest/lowest quarterly returns below do not reflect the Fund's sales charges, and if these charges were reflected, the returns would be less than those shown.

Annual Total Returns (as of 12/31 each year)	[4]
[1]	The year-to-date return on net asset value as of September 30, 2011 was 7.91%.

During the ten-year period shown in the bar chart, the highest return for a quarter was 5.04% (quarter ended September 30, 2009), and the lowest return for a quarter was -4.00% (quarter ended December 31, 2010).
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns NEBRASKA MUNICIPAL FUND	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Inception Date
Return Before Taxes	Return Before Taxes		(3.57%)	2.35%	2.38%	3.37%	Nov. 17, 1993
Return After Taxes on Distributions	Return After Taxes on Distributions		(3.57%)	2.35%	2.38%	3.37%	Nov. 17, 1993
Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares		(2.52%)	2.55%	2.59%	3.50%	Nov. 17, 1993
Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index	(reflects no deduction for fees, expenses, or taxes)	2.37%	4.09%	4.84%	5.27%	Nov. 17, 1993

NEW HAMPSHIRE MUNICIPAL FUND
NEW HAMPSHIRE MUNICIPAL FUND—FUND SUMMARY
Investment Objectives
The Fund seeks a high level of current income exempt from both federal income tax (other than the alternative minimum tax ("AMT")) and New Hampshire state interest and dividend tax.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to purchases of shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "Distribution Arrangements—Sales Loads and Rule 12b-1 Fees" on page 47 of the Fund's prospectus and "Purchase, Redemption, and Pricing of Shares" on page B-37 of the Fund's statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	NEW HAMPSHIRE MUNICIPAL FUND
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds for purchases of $1 million or more)	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		NEW HAMPSHIRE MUNICIPAL FUND
Management Fees		0.50%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses	[1]	1.01%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[2]	1.77%
Fee Waivers and Expense Reimbursements	[3]	(0.61%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.16%
[1]	Restated to reflect current expenses.
[2]	The Total Annual Fund Operating Expenses may not correlate with the ratio of expenses to average net assets in the Fund's financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[3]	The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses from November 30, 2011 through November 29, 2012 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary or non-recurring expenses, and acquired fund fees and expenses) do not exceed 1.15% of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2012 with the approval of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
NEW HAMPSHIRE MUNICIPAL FUND	539	913	1,325	2,550

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10.19% of the average value of its portfolio.
Principal Investment Strategies

The Fund purchases New Hampshire municipal bonds that, at the time of purchase, are either rated investment grade (BBB- or higher) by at least one independent ratings agency or, if non-rated, have been judged by the Fund's investment adviser to be of comparable quality. The Fund is non-diversified and may invest more of its assets in a single issuer than a diversified mutual fund. The expected average dollar weighted maturity of the Fund's portfolio is between 5 and 20 years.

To pursue its objective, the Fund normally invests at least 80% of its net assets (including any borrowings for investment purposes) in municipal securities that pay interest free from federal income taxes and New Hampshire state interest and dividend taxes (excluding AMT). The Fund may invest up to 100% of its assets in municipal securities that pay interest subject to the AMT. Municipal securities generally include debt obligations issued by the state of New Hampshire and its political subdivisions, municipalities, agencies and authorities, and debt obligations issued by U.S. territories and possessions.

State and local governments, their agencies and authorities issue municipal securities to borrow money for various public and private projects. Municipal securities pay a fixed, floating or variable rate of interest and require the amount borrowed (principal) to be repaid at maturity.

The Fund may invest up to 30% of its total assets in U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands, and Guam), the interest on which is exempt from federal income taxes.

The Fund's investment adviser uses a value-oriented strategy and looks for higher-yielding municipal bonds that offer the potential for above-average return. To assess a bond's investment potential, the Fund's investment adviser considers the bond's yield, price, credit quality, and future prospects. The Fund's investment adviser will consider selling a municipal bond with deteriorating credit or limited upside potential compared to other available bonds.

Principal Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

General risk. There is no assurance that the Fund will meet its investment objective. The Fund's share price, and the value of your investment, may change. When the value of the Fund's investments goes down, so does its share price. Since the value of the Fund's shares can go up or down, it is possible to lose money by investing in the Fund.

Non-diversification risk. Because the Fund is non-diversified, it may invest a relatively high percentage of its assets in a limited number of issuers; therefore its investment return is more likely to be impacted by changes in the market value and returns of any one issuer.

Municipal volatility risk. The municipal market can be significantly affected by a number of factors, including adverse tax, legislative or political changes, changes in interest rates, general economic and market conditions, and the financial condition of the issuers of municipal securities.

Single state risk. Because the Fund invests primarily in New Hampshire bonds, it is particularly susceptible to any economic, political, or regulatory developments affecting a particular issuer or issuers of New Hampshire bonds in which it invests. Investing primarily in a single state makes the Fund more sensitive to risks specific to the state. Investing a significant portion of its assets in the municipal securities of U.S. territories and possessions also makes the Fund more sensitive to risks specific to such U.S. territories and possessions.

Interest rate risk. When interest rates rise, debt security prices fall. When interest rates fall, debt security prices go up. Generally, interest rates rise during times of inflation or a growing economy, and fall during an economic slowdown or recession.

Income risk. The income from the Fund's portfolio may decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market rates that are below the portfolio's current earnings rate.

Maturity risk. Generally, longer-term securities are more susceptible to changes in value as a result of interest-rate changes than are shorter-term securities.

Credit risk. Credit risk is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect its value. Securities supported by insurance or other credit enhancements have the credit risk of the entity providing the insurance or other credit support. Changes in the credit quality of the insurer or other credit provider could affect the value of the security and the Fund's share price. Not all securities are rated. In the event that rating agencies assign different ratings to the same security, the Fund's investment adviser may rely on the higher rating. Credit risks associated with certain particular classifications of municipal securities include:

General Obligation Bonds—Timely payments depend on the issuer's credit quality, ability to raise tax revenues, and ability to maintain an adequate tax base.

Revenue Bonds—Payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds—Municipalities and other public authorities issue private activity bonds to finance development of facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment.

Municipal insurance risk. The Fund's investments may include investments in insured municipal securities. Municipal security insurance does not guarantee the value of either individual municipal securities or of shares of the Fund. In addition, a municipal security insurance policy generally will not cover: (i) repayment of a municipal security before maturity (redemption), (ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond or (iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal security issue whereby part of the municipal security issue may be retired before maturity. Adverse developments in the bond insurance industry may negatively affect the value of the Fund's insured municipal securities (if any) and the Fund. Because a significant portion of the municipal securities issued and outstanding are insured by a small number of insurance companies, an event involving one or more of these insurance companies could have a significant adverse effect on the value of the securities insured by that insurance company and on the municipal markets as a whole. The value of a municipal security may be affected by the credit standing of its insurer. If the credit quality of an insurer is downgraded, the rating on a municipal security insured by such insurer may also be downgraded. This may, in turn, sharply reduce and in some cases eliminate the value provided by insurance. Moreover, having multiple securities insured by the same insurer will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such insurer.

Call risk. Call risk is the likelihood that a security will be prepaid (or "called") before maturity. An issuer is more likely to call its bonds when interest rates are falling, because the issuer can issue new bonds with lower interest payments. If a bond is called, the Fund may have to replace it with a lower-yielding security.

Extension risk. Extension risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

Portfolio strategy risk. The investment adviser's skill in choosing appropriate investments for the Fund will determine in part the Fund's ability to achieve its investment objective.

Inflation risk. There is a possibility that the rising prices of goods and services may have the effect of offsetting the Fund's real return. This is likely to have a greater impact on the returns of bond funds and money market funds, which historically have had more modest returns in comparison to equity funds. As inflation increases, the value of the Fund's assets can decline as can the value of the Fund's distributions.

Tax risk. Income from municipal securities held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. In addition, a portion of the Fund's otherwise exempt-interest dividends may be taxable to those shareholders subject to the AMT.

Municipal sector risk. The Fund may invest more than 25% of its total assets in municipal securities that finance, or pay interest from the revenues of, similar projects that tend to be impacted the same or similar ways by economic, business or political developments, which would increase credit risk. For example, legislation on the financing of a project or a declining economic need for the project would likely affect all similar projects.

Risks of health care revenue bonds. The Fund may invest in health care revenue bonds. The health care sector is subject to regulatory action by a number of private and governmental agencies, including federal, state, and local governmental agencies. A major source of revenues for the health care sector is payments from the Medicare and Medicaid programs. As a result, the sector is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the sector, such as general economic conditions; demand for services; expenses (including malpractice insurance premiums); and competition among health care providers.

Risks of housing revenue bonds. The Fund may invest in housing revenue bonds. Housing revenue bonds are generally issued by a state, county, city, local housing authority, or other public agency. They generally are secured by the revenues derived from mortgages purchased with the proceeds of the bond issue. It is extremely difficult to predict the supply of available mortgages to be purchased with the proceeds of an issue or the future cash flow from the underlying mortgages. Consequently, there are risks that proceeds will exceed supply, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Many factors may affect the financing of multi-family housing projects, including acceptable completion of construction, proper management, occupancy and rent levels, economic conditions, and changes to current laws and regulations.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the Fund. The bar chart below shows the variability of the Fund's performance from year to year. The table below shows the Fund's average annual returns for 1, 5 and 10 years, and since inception, and how they compare over the time periods indicated with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.integrityvikingfunds.com or by calling 800-276-1262.

The bar chart and highest/lowest quarterly returns below do not reflect the Fund's sales charges, and if these charges were reflected, the returns would be less than those shown.

Annual Total Returns (as of 12/31 each year)	[5]
[1]	The year-to-date return on net asset value as of September 30, 2011 was 6.24%.

During the ten-year period shown in the bar chart, the highest return for a quarter was 4.34% (quarter ended September 30, 2009), and the lowest return for a quarter was -3.10% (quarter ended December 31, 2010).
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns NEW HAMPSHIRE MUNICIPAL FUND	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Inception Date
Return Before Taxes	Return Before Taxes		(3.05%)	2.73%	2.78%	4.05%	Dec. 31, 1992
Return After Taxes on Distributions	Return After Taxes on Distributions		(3.05%)	2.73%	2.75%	4.01%	Dec. 31, 1992
Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares		(2.12%)	2.77%	2.83%	4.02%	Dec. 31, 1992
Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index	(reflects no deduction for fees, expenses, or taxes)	2.37%	4.09%	4.84%	5.59%	Dec. 31, 1992

OKLAHOMA MUNICIPAL FUND
OKLAHOMA MUNICIPAL FUND—FUND SUMMARY
Investment Objectives
The Fund seeks to provide its shareholders with as high a level of current income exempt from both federal income tax and Oklahoma income tax as is consistent with preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to purchases of shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "Distribution Arrangements—Sales Loads and Rule 12b-1 Fees" on page 47 of the Fund's prospectus and "Purchase, Redemption, and Pricing of Shares" on page B-37 of the Fund's statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	OKLAHOMA MUNICIPAL FUND
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds for purchases of $1 million or more)	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		OKLAHOMA MUNICIPAL FUND
Management Fees		0.50%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.46%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[2]	1.22%
Fee Waivers and Expense Reimbursements	[3]	(0.06%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.16%
[1]	Restated to reflect current expenses.
[2]	The Total Annual Fund Operating Expenses may not correlate with the ratio of expenses to average net assets in the Fund's financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[3]	The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses from November 30, 2011 through November 29, 2012 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary or non-recurring expenses, and acquired fund fees and expenses) do not exceed 1.15% of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2012 with the approval of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
OKLAHOMA MUNICIPAL FUND	539	797	1,081	1,925

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13.35% of the average value of its portfolio.
Principal Investment Strategies

The Fund purchases Oklahoma municipal bonds that, at the time of purchase, are either rated investment grade (BBB- or higher) by at least one independent ratings agency or, if non-rated, have been judged by the Fund's investment adviser to be of comparable quality. The Fund is non-diversified and may invest more of its assets in a single issuer than a diversified mutual fund. The expected average dollar weighted maturity of the Fund's portfolio is between 10 and 25 years.

To pursue its objective, the Fund normally invests at least 80% of its assets (including any borrowings for investment purposes) in municipal securities that pay interest free from federal income taxes and Oklahoma personal income taxes (excluding alternative minimum tax ("AMT")). The Fund may invest up to 100% of its assets in municipal securities that pay interest subject to the AMT. Municipal securities generally include debt obligations issued by the state of Oklahoma and its political subdivisions, municipalities, agencies and authorities, and debt obligations issued by U.S. territories and possessions.

State and local governments, their agencies and authorities issue municipal securities to borrow money for various public and private projects. Municipal securities pay a fixed, floating, or variable rate of interest and require the amount borrowed (principal) to be repaid at maturity.

The Fund may invest up to 30% of its total assets in U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands, and Guam), the interest on which is exempt from federal income taxes.

The Fund's investment adviser uses a value-oriented strategy and looks for higher-yielding municipal bonds that offer the potential for above-average return. To assess a bond's investment potential, the Fund's investment adviser considers the bond's yield, price, credit quality, and future prospects. The Fund's investment adviser will consider selling a municipal bond with deteriorating credit or limited upside potential compared to other available bonds.

Principal Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

General risk. There is no assurance that the Fund will meet its investment objective. The Fund's share price, and the value of your investment, may change. When the value of the Fund's investments goes down, so does its share price. Since the value of the Fund's shares can go up or down, it is possible to lose money by investing in the Fund.

Non-diversification risk. Because the Fund is non-diversified, it may invest a relatively high percentage of its assets in a limited number of issuers; therefore its investment return is more likely to be impacted by changes in the market value and returns of any one issuer.

Municipal volatility risk. The municipal market can be significantly affected by a number of factors, including adverse tax, legislative or political changes, changes in interest rates, general economic and market conditions, and the financial condition of the issuers of municipal securities.

Single state risk. Because the Fund invests primarily in Oklahoma bonds, it is particularly susceptible to any economic, political, or regulatory developments affecting a particular issuer or issuers of Oklahoma bonds in which it invests. Investing primarily in a single state makes the Fund more sensitive to risks specific to the state. Investing a significant portion of its assets in the municipal securities of U.S. territories and possessions also makes the Fund more sensitive to risks specific to such U.S. territories and possessions.

Interest rate risk. When interest rates rise, debt security prices fall. When interest rates fall, debt security prices go up. Generally, interest rates rise during times of inflation or a growing economy, and fall during an economic slowdown or recession.

Income risk. The income from the Fund's portfolio may decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market rates that are below the portfolio's current earnings rate.

Maturity risk. Generally, longer-term securities are more susceptible to changes in value as a result of interest-rate changes than are shorter-term securities.

Credit risk. Credit risk is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect its value. Securities supported by insurance or other credit enhancements have the credit risk of the entity providing the insurance or other credit support. Changes in the credit quality of the insurer or other credit provider could affect the value of the security and the Fund's share price. Not all securities are rated. In the event that rating agencies assign different ratings to the same security, the Fund's investment adviser may rely on the higher rating. Credit risks associated with certain particular classifications of municipal securities include:

General Obligation Bonds—Timely payments depend on the issuer's credit quality, ability to raise tax revenues, and ability to maintain an adequate tax base.

Revenue Bonds—Payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds—Municipalities and other public authorities issue private activity bonds to finance development of facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment.

Municipal insurance risk. The Fund's investments may include investments in insured municipal securities. Municipal security insurance does not guarantee the value of either individual municipal securities or of shares of the Fund. In addition, a municipal security insurance policy generally will not cover: (i) repayment of a municipal security before maturity (redemption), (ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond or (iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal security issue whereby part of the municipal security issue may be retired before maturity. Adverse developments in the bond insurance industry may negatively affect the value of the Fund's insured municipal securities (if any) and the Fund. Because a significant portion of the municipal securities issued and outstanding are insured by a small number of insurance companies, an event involving one or more of these insurance companies could have a significant adverse effect on the value of the securities insured by that insurance company and on the municipal markets as a whole. The value of a municipal security may be affected by the credit standing of its insurer. If the credit quality of an insurer is downgraded, the rating on a municipal security insured by such insurer may also be downgraded. This may, in turn, sharply reduce and in some cases eliminate the value provided by insurance. Moreover, having multiple securities insured by the same insurer will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such insurer.

Call risk. Call risk is the likelihood that a security will be prepaid (or "called") before maturity. An issuer is more likely to call its bonds when interest rates are falling, because the issuer can issue new bonds with lower interest payments. If a bond is called, the Fund may have to replace it with a lower-yielding security.

Extension risk. Extension risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

Portfolio strategy risk. The investment adviser's skill in choosing appropriate investments for the Fund will determine in part the Fund's ability to achieve its investment objective.

Inflation risk. There is a possibility that the rising prices of goods and services may have the effect of offsetting a Fund's real return. This is likely to have a greater impact on the returns of bond funds and money market funds, which historically have had more modest returns in comparison to equity funds. As inflation increases, the value of the Fund's assets can decline as can the value of the Fund's distributions.

Tax risk. Income from municipal securities held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. In addition, a portion of the Fund's otherwise exempt-interest dividends may be taxable to those shareholders subject to the AMT.

Municipal sector risk. The Fund may invest more than 25% of its total assets in municipal securities that finance, or pay interest from the revenues of, similar projects that tend to be impacted the same or similar ways by economic, business or political developments, which would increase credit risk. For example, legislation on the financing of a project or a declining economic need for the project would likely affect all similar projects.

Risks of educational revenue bonds. The Fund may invest in educational revenue bonds. These include municipal securities that are obligations of issuers which are, or which govern the operation of, schools, colleges and universities and whose revenues are derived mainly from ad valorem taxes, or for higher education systems, from tuition, dormitory revenues, grants and endowments. Litigation or legislation pertaining to ad valorem taxes may affect sources of funds available for the payment of school bonds. College and university obligations may be affected by the possible inability to raise tuitions and fees sufficiently to cover increased operating costs, the uncertainty of continued receipt of Federal grants and state funding and new government or legislation or regulations which may adversely affect the revenues or costs of such issuers. In addition, student loan revenue bonds, which are generally offered by state (or substate) authorities or commissions and backed by pools of student loans, may be affected by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, student repayment deferral periods of forbearance, potential changes in federal legislation, and state guarantee agency reimbursement.

Risks of electric utility revenue bonds. The Fund may invest in electric utility revenue bonds. Risks associated with electric utility revenue bonds include: (a) the availability and costs of fuel; (b) the availability and costs of capital; (c) the effects of conservation on energy demand; (d) the effects of rapidly changing environmental, safety, and licensing requirements, and other federal, state and local regulations; (e) timely and sufficient rate increases; and (f) opposition to nuclear power.

Risks of water and sewer revenue bonds. The Fund may invest in water and sewer revenue bonds. Issuers of water and sewer bonds face public resistance to rate increases, costly environmental litigation and Federal environmental mandates. In addition, the lack of water supply due to insufficient rain, run-off, or snow pack may be a concern.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the Fund. The bar chart below shows the variability of the Fund's performance from year to year. The table below shows the Fund's average annual returns for 1, 5 and 10 years, and since inception, and how they compare over the time periods indicated with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.integrityvikingfunds.com or by calling 800-276-1262.

The bar chart and highest/lowest quarterly returns below do not reflect the Fund's sales charges, and if these charges were reflected, the returns would be less than those shown.

Annual Total Returns (as of 12/31 each year)	[6]
[1]	The year-to-date return on net asset value as of September 30, 2011 was 9.22%.

During the ten-year period shown in the bar chart, the highest return for a quarter was 6.77% (quarter ended September 30, 2009), and the lowest return for a quarter was -4.94% (quarter ended September 30, 2008).
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns OKLAHOMA MUNICIPAL FUND	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Inception Date
Return Before Taxes	Return Before Taxes		(2.31%)	2.46%	3.00%	3.57%	Sep. 25, 1996
Return After Taxes on Distributions	Return After Taxes on Distributions		(2.31%)	2.46%	3.00%	3.56%	Sep. 25, 1996
Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares		(1.41%)	2.63%	3.12%	3.65%	Sep. 25, 1996
Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index	(reflects no deduction for fees, expenses, or taxes)	2.37%	4.09%	4.84%	5.41%	Sep. 25, 1996

[1]	The year-to-date return on net asset value as of September 30, 2011 was 7.83%.
[2]	The year-to-date return on net asset value as of September 30, 2011 was 6.80%.
[3]	The year-to-date return on net asset value as of September 30, 2011 was 8.37%.
[4]	The year-to-date return on net asset value as of September 30, 2011 was 7.91%.
[5]	The year-to-date return on net asset value as of September 30, 2011 was 6.24%.
[6]	The year-to-date return on net asset value as of September 30, 2011 was 9.22%.